General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 08, 2023		Dec. 31, 2022	Dec. 08, 2022		Dec. 31, 2021	Dec. 08, 2021
Schedule of General and Administrative Expenses [Abstract]
Salaries and other related benefits		$ 11,082,572			$ 12,954,848			$ 7,655,816
Settlement fees	$ 2,000,000	2,000,000	[1]			[1]			[1]
Insurance expense		1,047,939			564,617			218,801
Rent and related charges (note 21)		670,557			514,643			474,865
Depreciation of property and equipment (note 14)		486,771			204,002			155,742
Provision for employee’s end of service benefit (note 23)		431,439			643,904			43,477
Other expenses		370,525			356,264			270,950
Employees’ share-based compensation (note 20)		359,365			564,741			801,450
Travel expenses		248,740			327,808			416,435
Depreciation of rights-of-use assets (note 21)	154,247	154,247		$ 121,020	121,020		$ 84,884	84,884
Utilities		92,766			299,697			202,052
License fees		84,386			48,362			139,588
Amortization of intangible assets (note 15)		32,793			3,437
Write-off receivables		18,151			45,679			160,715
Provision for expected credit losses (note 16)					716,291			235,164
Taxes								157,826
Total	$ 17,080,251	$ 17,080,251		$ 17,365,313	$ 17,365,313		$ 11,017,765	$ 11,017,765

[1]	The amount relates to settlement agreement with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. Both parties agreed on settling the related amount on installments, the last installment is due on September 30, 2024.